Financing (Income) Expenses (Tables)	12 Months Ended
Dec. 31, 2018
FINANCING (INCOME) EXPENSES
Financing expenses disclosure

($ millions)	2018	2017

Interest on debt and finance leases	897	945

Capitalized interest at 5.4% (2017 – 5.5%)	(156)	(729)

Interest expense	741	216

Interest on partnership liability (note 35)	56	5

Interest on pension and other post-retirement benefits	56	58

Accretion	266	247

Foreign exchange loss (gain) on U.S. dollar denominated debt	1 090	(771)

Foreign exchange and other	(70)	(52)

Loss on extinguishment of long-term debt	3	113

Realized gain on foreign currency hedges	—	(62)

	2 142	(246)